Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2017	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2009
Goodwill And Intangible Assets [Line Items]
Accumulated impairment losses	$ 156,300,000			$ 156,300,000	$ 14,900,000
Intangible asset amortization expense				41,900,000	40,500,000	$ 32,900,000
Future amortization expense of intangible asset in 2018	40,300,000			40,300,000
Future amortization expense of intangible asset in 2019	38,100,000			38,100,000
Future amortization expense of intangible asset in 2020	35,800,000			35,800,000
Future amortization expense of intangible asset in 2021	33,000,000			33,000,000
Future amortization expense of intangible asset in 2022	32,200,000			32,200,000
Intangible asset impairment loss	0
Preliminary goodwill impairment losses				141,394,000
Goodwill	1,143,913,000			1,143,913,000	$ 1,219,630,000	1,215,688,000
Restore Indefinite-lived Tradename
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss			$ 4,900,000
Indefinite-lived intangible assets, impairment loss				$ 4,900,000
Amortized intangible assets, amortization period				10 years
Restore Indefinite-lived Tradename | Sales Revenue, Net | Product Concentration Risk
Goodwill And Intangible Assets [Line Items]
Percentage of product to total sales					60.00%
Kirker Reporting Unit
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss				$ 46,000,000
Fair value in excess of carrying value					8.00%
Percentage of loss on sales		15.00%
Assumed long-term earnings growth rate				3.00%
Weighted-average cost of capital				8.00%
Preliminary goodwill impairment losses				$ 140,500,000
Goodwill		$ 0
Kirker Reporting Unit | Trademarks and Trade Names
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets, impairment loss				2,100,000
Recalculated fair value of identifiable indefinite-lived intangible assets	5,800,000			5,800,000
Consumer Segment
Goodwill And Intangible Assets [Line Items]
Accumulated impairment losses	141,400,000			141,400,000
Intangible asset impairment loss				53,000,000
Preliminary goodwill impairment losses				141,394,000
Goodwill	453,600,000			453,600,000	$ 572,507,000	573,054,000
Industrial Segment
Goodwill And Intangible Assets [Line Items]
Accumulated impairment losses							$ 14,900,000
Other intangible asset accumulated impairment losses, gross					600,000
Goodwill	$ 516,335,000			$ 516,335,000	$ 475,409,000	$ 476,700,000